Earnings per Share	12 Months Ended
Apr. 30, 2019
Text block [abstract]
Earnings per Share
16.	Earnings per Share

The Company calculates the basic and diluted income (loss) per share using the weighted average number of shares outstanding during each year and the diluted income (loss) per share assumes that the outstanding vested stock options and share purchase warrants had been exercised at the beginning of the year.

The denominator for the calculation of income (loss) per share, being the weighted average number of shares, is calculated as follows:

For the years ended April 30,	2019	2018	2017
Issued common share, beginning of year	49,646,851	49,146,851	49,146,851
Weighted average issuances	0	73,973	—

Basic weighted average common shares	49,646,851	49,220,824	49,146,851
Effect of dilutive warrants and options	0	—	—

Diluted weighted average common shares	49,646,851	49,220,824	49,146,851

Vested share purchase options totalling Nil at April 30, 2019 (2018 – 948,750; 2017 – 1,348,750) and share purchase warrants totaling 3,250,000 (2018 – 250,000; 2017 – Nil) were not included in the computation of diluted earnings per share as the effect was anti-dilutive.